Income taxes - Effective tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Statutory income tax rate	26.50%	26.50%
Net loss before income taxes	$ (18,735,022)	$ (12,089,338)	$ (4,425,043)
Expected income tax recovery	(4,964,781)	(3,203,675)	(1,172,636)
Difference in foreign tax rates	163,190	202,331
Share based compensation and non-deductible expenses	(3,470)	(114,257)	(202,553)
Prior year true-ups	(48,507)	75,227	119,972
Tax rate changes and other adjustments	9,619	2,210	(15,933)
Recognition of previously unrecognized deferred tax assets		(317,387)
Foreign exchange translation adjustment			(172,081)
Change in tax benefits not recognized	5,787,676	2,411,519	1,542,386
Income tax expense (recovery)	$ 943,727	$ (944,032)	$ 99,155